Provisions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of beginning of period		R$ 3,587,322	R$ 1,522,896
Recognition (reversal) of provision		344,536	2,468,667
Provisions used		(482,644)	(507,158)
Changing of assumptions		(28,290)	(32,562)
Plan experience		45,806	(8,962)
Adjustment to present value		239,777	65,818
Exchange rate variation		(176,704)	78,623
Balance as of beginning of period		3,529,803	3,587,322
Current		634,820	477,324
Non-current		2,894,983	3,109,998
Total		3,529,803	3,587,322
Provisions Post Employment Benefit [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of period		75,439	99,549
Recognition (reversal) of provision		12,562	9,581
Provisions used		(97)	(9)
Changing of assumptions		(28,290)	(32,562)
Plan experience		45,806	(8,962)
Adjustment to present value		7,977	7,842
Exchange rate variation		(0)	(0)
Balance as of beginning of period		113,397	75,439
Current			(0)
Non-current		113,397	75,439
Total		113,397	75,439
Provision For Aircraft And Engine Return [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of period		2,679,833	1,030,915
Recognition (reversal) of provision		35,450	1,799,280
Provisions used		(166,816)	(288,531)
Changing of assumptions		(0)	(0)
Plan experience		(0)	(0)
Adjustment to present value		231,800	57,976
Exchange rate variation		(179,072)	80,193
Balance as of beginning of period		2,601,195	2,679,833
Current		634,820	477,324
Non-current		1,966,375	2,202,509
Total		2,601,195	2,679,833
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of period	[1]	832,050	392,432
Recognition (reversal) of provision	[1]	296,524	659,806
Provisions used	[1]	(315,731)	(218,618)
Changing of assumptions	[1]	(0)	(0)
Plan experience	[1]	(0)	(0)
Adjustment to present value	[1]	(0)	(0)
Exchange rate variation	[1]	2,368	(1,570)
Balance as of beginning of period	[1]	815,211	832,050
Current			(0)	[1]
Non-current	[1]	815,211	832,050
Total	[1]	R$ 815,211	R$ 832,050

[1]	The provisions used consider write-offs due to the revaluation of estimates and settled processes.